Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of Inventories [Line Items]
Inventories	$ 125,190,670	$ 126,018,397
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	46,776,548	60,838,241
Products in transit
Disclosure of Inventories [Line Items]
Inventories	41,437,412	25,345,696
Crude oil
Disclosure of Inventories [Line Items]
Inventories	30,580,301	32,971,427
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,193,147	6,171,040
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	201,549	298,029
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	$ 1,713	$ 393,964